Subsequent Events (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	Sep. 24, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Debt instrument principal amount		$ 3,250,000
Brooklyn Immunotherapeutics, LLC [Member]
Cash received		$ 5,186,675	$ 5,014,819	$ 5,586,474	$ 6,325,431
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member]
Debt instrument principal amount	$ 3,858,750
Cash received	$ 3,858,750